Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Net earnings	CAD 312	CAD 142	CAD 649	CAD 330
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - capital assets	267	207	533	416
Amortization - intangible assets	24	17	48	35
Amortization - other	7	8	14	15
Deferred income tax expense	102	28	174	30
Accrued employee future benefits	9	9	10	22
Equity component of allowance for funds used during construction (Note 10)	(19)	(6)	(36)	(13)
Other	(33)	33	(11)	54
Change in long-term regulatory assets and liabilities	(2)	(34)	(9)	(32)
Change in working capital (Note 13)	(18)	44	(182)	74
Cash from operating activities	649	448	1,190	931
Investing activities
Capital expenditures - capital assets	(654)	(408)	(1,323)	(817)
Capital expenditures - intangible assets	(65)	(25)	(105)	(42)
Contributions in aid of construction	24	7	37	18
Proceeds on sale of assets	2	0	3	10
Business acquisitions, net of cash acquired (Note 16)	0	(318)	0	(318)
Other	(48)	(18)	(72)	(26)
Cash used in investing activities	(741)	(762)	(1,460)	(1,175)
Financing activities
Proceeds from long-term debt, net of issue costs	368	356	756	356
Repayments of long-term debt and capital lease and finance obligations	(19)	(69)	(35)	(109)
Net (repayments) borrowings under committed credit facilities	(241)	421	(176)	513
Change in short-term borrowings, net	26	(243)	(587)	(275)
Advances from non-controlling interests	2	1	3	1
Issue of common shares to an institutional investor (Note 7)	0	0	500	0
Issue of common shares, net of costs and dividends reinvested	30	8	44	27
Dividends
Common shares, net of dividends reinvested	(104)	(70)	(202)	(147)
Preference shares	(17)	(18)	(33)	(37)
Subsidiary dividends paid to non-controlling interests	(22)	(6)	(39)	(15)
Other	4	0	4	0
Cash from financing activities	27	380	235	314
Effect of exchange rate changes on cash and cash equivalents	(2)	(2)	(3)	(16)
Change in cash and cash equivalents	(67)	64	(38)	54
Cash and cash equivalents, beginning of period	298	232	269	242
Cash and cash equivalents, end of period	CAD 231	CAD 296	CAD 231	CAD 296